Summary of Significant Accounting Policies - Schedule of Estimated Useful life of Asset (Details) - Buildings [Member]	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Estimated useful life	Over the lease term
Tang Dynasty Investment Group Limited [Member]
Estimated useful life	Over the lease term